Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories
Finished goods	$ 249	$ 219
Raw material	124	107
Supplies and spare parts	150	134
Inventories	$ 523	$ 460